CONSOLIDATED BALANCE SHEETS (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 ILS	Dec. 31, 2012 USD ($)	Dec. 31, 2012 ILS
Trade receivables, allowances for doubtful accounts and sales reserves	$ 20,856		$ 18,011
Preferred shares, par value		0.01		0.01
Preferred shares, shares authorized	5,000,000	5,000,000	5,000,000	5,000,000
Preferred shares, shares issued
Preferred shares, shares outstanding
Ordinary shares, par value		0.01		0.01
Ordinary shares, shares authorized	500,000,000	500,000,000	500,000,000	500,000,000
Ordinary shares, shares issued	261,223,970	261,223,970	261,223,970	261,223,970
Ordinary shares, shares outstanding	192,262,757	192,262,757	199,028,983	199,028,983
Treasury shares, shares	68,961,213	68,961,213	62,194,987	62,194,987